PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, EQUIPMENT , NET

Property and equipment, net consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Fixtures and electronic equipment	12,588	11,734
Office leasehold improvement	7,238	7,238
Software	2,432	2,432
Property and Equipment	22,258	21,404
Accumulated depreciation	(18,571)	(19,463)
Property and Equipment, net	3,687	1,941